UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

FORM N-Q

JANUARY 31, 2018

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 37.0%
Bancaja Fondo de Titulizacion de Activos, 10 C (3 mo. Euribor + 0.500%)	0.171%	5/22/50	5,000,000	EUR	$4,370,901	(b)(c)
BBCCRE Trust, 2015-GTP C	4.548%	8/10/33	10,000,000		9,815,577	(b)(d)
Citigroup Commercial Mortgage Trust, 2015-GC29 C	4.153%	4/10/48	4,199,000		4,146,966	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	5.228%	12/25/27	13,075,000		14,600,298	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 M3 (1 mo. USD LIBOR + 4.650%)	5.978%	10/25/28	6,499,000		7,482,200	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B1 (1 mo. USD LIBOR + 4.950%)	6.279%	7/25/29	2,000,000		2,277,621	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B1 (1 mo. USD LIBOR + 5.150%)	6.478%	10/25/29	3,890,000		4,475,235	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	3.361%	7/25/30	7,790,000		7,785,700	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	6.629%	10/25/28	5,567,000		6,557,247	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 2M2 (1 mo. USD LIBOR + 5.900%)	7.229%	10/25/28	1,485,000		1,728,582	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.528%	1/25/30	8,820,000		8,954,939	(b)
FREMF Mortgage Trust, 2014-K717 C	3.753%	11/25/47	3,492,000		3,435,089	(b)(d)
FREMF Mortgage Trust, 2015-K48 C	3.761%	8/25/48	3,010,000		2,876,107	(b)(d)
FREMF Mortgage Trust, 2015-K718 C	3.668%	2/25/22	4,900,000		4,740,206	(b)(d)
FREMF Mortgage Trust, 2017-K61 C	3.808%	12/25/49	7,000,000		6,606,797	(b)(d)
FREMF Mortgage Trust, 2017-K66 C	4.172%	7/25/27	4,420,000		4,173,417	(b)(d)
FREMF Mortgage Trust, 2017-K724 C	3.601%	11/25/23	2,100,000		1,962,092	(b)(d)
FREMF Mortgage Trust, 2017-K726 C	4.107%	7/25/49	2,250,000		2,150,277	(b)(d)
FREMF Mortgage Trust, 2018-K72 C	3.992%	12/25/50	3,460,000		3,321,019	(d)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B (3 mo. Euribor + 0.160%, 0.000% Floor)	0.000%	3/15/38	2,740,445	EUR	3,160,233	(b)(c)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 C (3 mo. Euribor + 0.260%, 0.000% Floor)	0.000%	3/15/38	4,441,411	EUR	4,660,232	(b)(c)
JPMDB Commercial Mortgage Securities Trust, 2016-C2 D	3.401%	6/15/49	7,600,000		6,370,733	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	8,810,000		8,542,176	(d)
Newgate Funding PLC, 2006-2 CB (3 mo. Euribor + 0.430%)	0.101%	12/1/50	2,104,601	EUR	2,385,629	(b)(c)
Newgate Funding PLC, 2006-2 DB (3 mo. Euribor + 0.900%)	0.571%	12/1/50	1,747,216	EUR	1,899,975	(b)(c)
Newgate Funding PLC, 2007-3X CB (3 mo. Euribor + 1.500%)	1.171%	12/15/50	4,396,619	EUR	5,271,952	(b)(c)
Paragon Mortgages PLC, 13X C1B (3 mo. Euribor + 0.780%)	0.449%	1/15/39	6,000,000	EUR	7,060,780	(b)(c)
RMAC Securities PLC, 2006-NS1X B1C (3 mo. Euribor + 0.880%)	0.554%	6/12/44	8,162,284	EUR	9,741,548	(b)(c)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
RMAC Securities PLC, 2006-NS1X M2A (3 mo. GBP LIBOR + 0.470%)	0.762%	6/12/44	1,786,058	GBP	$2,433,380	(b)(c)
RMAC Securities PLC, 2006-NS4X M1C (3 mo. Euribor + 0.270%, 0.000% Floor)	0.000%	6/12/44	3,543,801	EUR	4,246,877	(b)(c)
RMAC Securities PLC, 2007-NS1X M1C (3 mo. Euribor + 0.270%, 0.000% Floor)	0.000%	6/12/44	3,768,612	EUR	4,469,715	(b)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1 (3 mo. Euribor + 0.130%, 0.000% Floor)	0.000%	6/22/40	799,394	EUR	974,350	(b)(c)
TDA Fondo de Titulizacion de Activos, 2027-A3 (3 mo. Euribor + 0.190%, 0.000% Floor)	0.000%	12/28/50	17,400,000	EUR	18,254,505	(b)(c)
WF-RBS Commercial Mortgage Trust, 2013-C12 XA, IO	1.285%	3/15/48	56,232,562		2,837,900	(b)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $173,541,142)					183,770,255

ASSET-BACKED SECURITIES - 8.7%
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,351,600		3,269,977	(d)
Social Professional Loan Program LLC, 2015-B A1 (1 mo. USD LIBOR + 1.050%)	2.379%	4/25/35	6,288,313		6,349,585	(b)(d)
Towd Point Mortgage Trust, 2015-1 A3 (12 mo. USD LIBOR + 1.920%)	3.250%	10/25/53	5,000,000		5,036,578	(b)(d)
Towd Point Mortgage Trust, 2015-2 2M1	3.750%	11/25/57	5,337,000		5,482,447	(b)(d)
Towd Point Mortgage Trust, 2015-3 B1	4.274%	3/25/54	9,085,000		9,342,229	(b)(d)
Towd Point Mortgage Trust, 2016-4 B3 (12 mo. USD LIBOR + 2.310%)	3.969%	7/25/56	8,000,000		7,874,018	(b)(d)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	5,671,027		5,669,587	(b)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $42,877,283)					43,024,421

CORPORATE BONDS & NOTES - 13.4%
CONSUMER STAPLES - 0.8%
Food Products - 0.8%
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	3,880,000		4,073,030	(d)

ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	5,395,000		5,806,369	(d)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	697,000		717,910
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	9,435,000		9,867,217
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	3,050,000		3,182,675
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	5,810,000		7,005,988

TOTAL ENERGY					26,580,159

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 1.4%
Banks - 1.4%
Banco do Brasil SA, Junior Subordinated Notes (9.000% to 6/18/24 then 10 year Treasury Constant Maturity Rate + 6.362%)	9.000%	6/18/24	3,165,000		$3,425,163	(b)(c)(e)
Banco Hipotecario SA, Senior Bonds (Argentina BADLAR Private Deposit Rate + 4.000%)	25.938%	11/7/22	65,500,000	ARS	3,339,337	(b)(d)

TOTAL FINANCIALS					6,764,500

HEALTH CARE - 0.9%
Pharmaceuticals - 0.9%
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	4,727,000		4,715,797	(d)

INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	6,745,000		7,388,276	(d)

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	4,860,000		4,750,650	(d)

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	5,985,000		5,947,594	(d)
Digicel Group Ltd., Senior Notes	7.125%	4/1/22	6,565,000		6,212,131	(d)

TOTAL TELECOMMUNICATION SERVICES					12,159,725

TOTAL CORPORATE BONDS & NOTES (Cost - $62,207,490)					66,432,137

SENIOR LOANS - 1.7%
ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%) (Cost - $8,387,625)	8.954%	8/23/21	8,170,000		8,762,325	(b)(f)(g)(h)

SOVEREIGN BONDS - 7.8%
Indonesia - 2.9%
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	182,600,000,000	IDR	14,293,222

Malaysia - 3.0%
Federation of Malaysia, Senior Bonds	3.899%	11/16/27	57,515,000	MYR	14,724,283

Peru - 1.9%
Republic of Peru, Senior Bonds	6.150%	8/12/32	27,925,000	PEN	9,676,863	(c)

TOTAL SOVEREIGN BONDS (Cost - $37,864,126)					38,694,368

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.4%
U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Bonds (Cost - $12,039,980)	2.875%	11/15/46	11,950,000		11,796,424

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $336,917,646)					352,479,930

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SHORT-TERM INVESTMENTS - 41.7%
SOVEREIGN BONDS - 3.0%
Egypt - 3.0%
Arab Republic of Egypt Treasury Bills	18.807%	4/17/18	179,000,000	EGP	$9,841,006	(i)
Arab Republic of Egypt Treasury Bills	18.937%	6/19/18	93,600,000	EGP	4,976,674	(i)

TOTAL SOVEREIGN BONDS (Cost - $14,678,447)					14,817,680

U.S. TREASURY BILLS - 35.8%
U.S. Treasury Bills	1.232%	2/1/18	69,655,000		69,655,000	(i)
U.S. Treasury Bills	1.364%	3/29/18	108,275,000		108,056,358	(i)

TOTAL U.S. TREASURY BILLS (Cost - $177,708,522)					177,711,358

			SHARES
MONEY MARKET FUNDS - 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $14,592,843)	1.285%		14,592,843		14,592,843

TOTAL SHORT-TERM INVESTMENTS (Cost - $206,979,812)					207,121,881

TOTAL INVESTMENTS - 112.7% (Cost - $543,897,458)					559,601,811
Liabilities in Excess of Other Assets - (12.7)%					(63,135,265)

TOTAL NET ASSETS - 100.0%					$496,466,546

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Security is valued using significant unobservable inputs (See Note 1).

(i)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

ARS	— Argentine Peso
EGP	— Egyptian Pound
EUR	— Euro
EURIBOR	— Euro Interbank Offer Rate
GBP	— British Pound
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-Bund	113	3/18	$22,863,725	$22,281,670	$582,055

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,920,000	USD	9,419,707	Barclays Bank PLC	2/9/18	$417,723
USD	8,766,135	EUR	7,130,000	HSBC Bank USA, N.A.	2/9/18	(90,036)
USD	33,747,445	EUR	29,000,000	JPMorgan Chase & Co.	2/9/18	(2,273,446)
USD	4,102,423	EUR	3,420,000	JPMorgan Chase & Co.	2/9/18	(145,558)
USD	2,054,359	EUR	1,720,000	JPMorgan Chase & Co.	2/9/18	(82,052)
USD	9,128,975	EUR	7,290,000	JPMorgan Chase & Co.	2/9/18	74,069
USD	4,186,626	EUR	3,510,000	UBS AG	2/9/18	(173,144)
PHP	489,000,000	USD	9,698,532	HSBC Bank USA, N.A.	2/20/18	(173,685)
GBP	5,680,000	USD	7,621,538	Citibank N.A.	3/15/18	455,927
INR	310,000,000	USD	4,836,948	Barclays Bank PLC	3/21/18	8,180
INR	616,000,000	USD	9,608,485	Barclays Bank PLC	3/21/18	19,254

Total						$(1,962,768)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
PHP	— Philippine Peso
USD	— United States Dollar

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

At January 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citigroup Global Markets Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	$5,740,000	12/20/21	4.85%	5.000% quarterly	$29,300	$(705,351)	$734,651
Morgan Stanley & Co. Inc. (Chesapeake Energy Corp., 6.625%, due 8/15/20)	4,595,000	12/20/21	4.85%	5.000% quarterly	23,455	(568,927)	592,382
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	3,280,000	6/20/22	1.62%	1.000% quarterly	(82,051)	(218,464)	136,413
Morgan Stanley & Co. Inc. (Rite Aid Corp., 7.700%, due 2/15/27)	2,360,000	12/20/22	6.96%	5.000% quarterly	(180,312)	(158,766)	(21,546)
Morgan Stanley & Co. Inc. (Rite Aid Corp., 7.700%, due 2/15/27)	2,815,000	12/20/22	6.96%	5.000% quarterly	(215,075)	(189,693)	(25,382)

Total	$18,790,000				$(424,683)	$(1,841,201)	$1,416,518

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$66,615,000	12/20/22	5.000% quarterly	$5,574,010	$5,717,384	$(143,374)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL - ALTERNATIVE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Federative Republic of Brazil, 4.250%, due 1/7/25)	$19,190,000	6/20/22	1.28%	1.000% quarterly	$(221,445)	$(1,105,626)	$884,181
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 04/22/26)	10,245,000	12/20/22	2.38%	5.000% quarterly	1,180,080	1,158,306	21,774
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.500%, due 4/22/26)	12,045,000	12/20/22	2.39%	5.000% quarterly	1,387,415	1,311,080	76,335
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.625%, due 4/22/46)	6,360,000	6/20/22	2.18%	5.000% quarterly	722,363	354,407	367,956
Morgan Stanley & Co. Inc. (Republic of Argentina, 7.625%, due 4/22/46)	6,160,000	6/20/22	2.18%	5.000% quarterly	699,648	320,763	378,885

Total	$54,000,000				$3,768,061	$2,038,930	$1,729,131

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL - Alternative Credit Fund (formerly Legg Mason BW Alternative Credit Fund ) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$183,770,255	—	$183,770,255
Asset-Backed Securities	—	43,024,421	—	43,024,421
Corporate Bonds & Notes	—	66,432,137	—	66,432,137
Senior Loans	—	—	$8,762,325	8,762,325
Sovereign Bonds	—	38,694,368	—	38,694,368
U.S. Government & Agency Obligations	—	11,796,424	—	11,796,424

Total Long-Term Investments	—	343,717,605	8,762,325	352,479,930

Short-Term Investments†:
Sovereign Bonds	—	14,817,680	—	14,817,680
U.S. Treasury Bills	—	177,711,358	—	177,711,358
Money Market Funds	$14,592,843	—	—	14,592,843

Total Short-Term Investments	14,592,843	192,529,038	—	207,121,881

Total Investments	14,592,843	536,246,643	8,762,325	559,601,811

Other Financial Instruments:
Futures Contracts	582,055	—	—	582,055
Forward Foreign Currency Contracts	—	975,153	—	975,153
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	52,755	—	52,755
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	3,989,506	—	3,989,506

Total Other Financial Instruments	582,055	5,017,414	—	5,599,469

Total	$15,174,898	$541,264,057	$8,762,325	$565,201,280

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,937,921	—	$2,937,921
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	143,374	—	143,374
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	477,438	—	477,438
OTC Credit Default Swaps on Sovereign Issues - Sell Protection‡	—	221,445	—	221,445

Total	—	$3,780,178	—	$3,780,178

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

SENIOR LOANS
INVESTMENTS IN SECURITIES	ENERGY
Balance as of October 31, 2017	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3[1]	$8,762,325
Transfers out of Level 3	—

Balance as of January 31, 2018	$8,762,325

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2018	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018